Accounts Receivable - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 13,964	$ 2,146	¥ 13,622
Impaired [member]
Disclosure of financial assets [Line Items]
Accounts receivable	7,576		7,565
Neither past due nor impaired [member]
Disclosure of financial assets [Line Items]
Accounts receivable	10,284		9,626
Past due but not impaired [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 1,314		¥ 1,890